UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                --------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      3G Capital Partners Ltd
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Address:   c/o 3G Capital Inc.
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           600 Third Avenue, 37th Floor
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           New York, NY 10016
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Form 13F File Number:  028-12896
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernardo Piquet
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Title:  Director
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Phone:  (212) 893-6727
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Signature,  Place,  and  Date  of  Signing:

/s/ Bernardo Piquet                New York, New York          November 14, 2011
---------------------------------  -------------------------- ------------------
[Signature]                        [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:        $406,519
                                         --------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BANCO BRADESCO S A       SP ADR PFD NEW 059460303    6,360    430,000 SH       SOLE                   430,000
CBS CORP NEW             CL B           124857202   38,030  1,866,035 SH       SOLE                 1,866,035
CVR ENERGY INC           COM            12662P108    7,087    335,259 SH       SOLE                   335,259
GOLDMAN SACHS GROUP INC  COM            38141G104   35,511    375,578 SH       SOLE                   375,578
GOLDMAN SACHS GROUP INC  COM            38141G104   47,275    500,000 SH  CALL SOLE                   500,000
ISHARES INC              MSCI BRAZIL    464286400   64,180  1,234,000 SH  CALL SOLE                 1,234,000
KKR & CO L P DEL         COM UNITS      48248M102   10,400  1,000,000 SH       SOLE                 1,000,000
PVH CORP                 COM            693656100    5,924    101,724 SH       SOLE                   101,724
SIRIUS XM RADIO INC      COM            82967N108   34,078 22,567,923 SH       SOLE                22,567,923
SOTHEBYS                 COM            835898107    5,439    197,270 SH       SOLE                   197,270
TIME WARNER CABLE INC    COM            88732J207   35,252    562,496 SH       SOLE                   562,496
TYCO INTERNATIONAL LTD   SHS            H89128104   23,033    565,229 SH       SOLE                   565,229
UNION PAC CORP           COM            907818108   52,086    637,766 SH       SOLE                   637,766
VALE S A                 ADR            91912E105    4,075    178,727 SH       SOLE                   178,727
VERISIGN INC             COM            92343E102   19,949    697,284 SH       SOLE                   697,284
VIACOM INC NEW           CL B           92553P201   12,037    310,714 SH       SOLE                   310,714
WARNACO GROUP INC        COM NEW        934390402    5,803    125,896 SH       SOLE                   125,896
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